UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001013454

ONE 2021-PARK Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): Not applicable

Helaine M. Kaplan, (212) 250-5270
Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed on February 2, 2021 (SEC Accession Number: 0001539497-21-000094) (the “Original Form ABS-15G”) to file as Exhibit 1 hereto an agreed-upon procedures report, dated February 3, 2021, of Ernst & Young LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP, which supersedes Exhibit 1 to the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEUTSCHE MORTGAGE & ASSET RECEIVING CORPORATION
(Depositor)
Date: February 3, 2021
	By:	/s/ Natalie Grainger
Name: Natalie Grainger
Title: Director
(senior officer in charge of securitization of the depositor)

	By:	/s/ Matt Smith
Name: Matt Smith
Title: Director
(senior officer in charge of securitization of the depositor)

ONE 2021-PARK: FORM ABS-15G

Exhibit 1	Agreed-upon procedures report, dated February 3, 2021, of Ernst & Young LLP.

ONE 2021-PARK: FORM ABS-15G